Capital structure and financial items - Financial risks - Derecognised receivables (Details) - Non-current - Receivables - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
US
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 5,059	kr 1,394	kr 1,313
Japan
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 2,050	kr 2,273	kr 2,453